COMMITMENTS AND CONTINGENT LIABILITIES (Schedule Of Minimum Future Payments Due Under Operating Leases) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Premises Leases [Member]
First year	$ 36
Second year	36
Third year	36
Fourth year	36
Fifth year and thereafter	36
Total minimum future payments	180
Other Agreements [Member]
First year	698
Second year	599
Third year	431
Fourth year	97
Fifth year and thereafter	65
Total minimum future payments	$ 1,890